Risk Management and Financial Instruments (Details) - Schedule of Sensitivity Analysis Fair Value Asset and Liability - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 1,774,497	$ 1,363,555	$ 1,605,281
Fair value (Asset)	1,971,125	1,612,732	1,740,876
Fair value (Liability)	(1,977,214)	(1,539,000)	(1,757,300)
Fair value	(6,088)	73,732	(16,424)
Swap [Member] | LIBOR [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional			288,889
Fair value (Asset)			295,353
Fair value (Liability)			(280,251)
Fair value			15,102
Swap [Member] | CDI [Member] | 2023 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional			76,662
Fair value (Asset)			80,523
Fair value (Liability)			(77,551)
Fair value			2,972
Swap [Member] | CDI [Member] | 2024 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		181,769
Fair value (Asset)		189,067
Fair value (Liability)		(189,571)
Fair value		(504)
Swap [Member] | IPCA [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		111,031	103,021
Fair value (Asset)		142,472	123,845
Fair value (Liability)		(111,625)	(98,448)
Fair value		30,847	25,397
Swap [Member] | IPCA [Member] | 2024 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	96,698	111,031
Fair value (Asset)	128,160	142,472
Fair value (Liability)	(97,858)	(111,625)
Fair value	30,301	30,847
Swap [Member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	245,626	79,937
Fair value (Asset)	258,963	94,520
Fair value (Liability)	(254,437)	(85,402)
Fair value	4,526	9,118
Swap [Member] | IPCA [Member] | 2028 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		91,298
Fair value (Asset)		108,777
Fair value (Liability)		(100,034)
Fair value		8,743
Swap [Member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	271,401	288,874
Fair value (Asset)	301,323	333,981
Fair value (Liability)	(306,416)	(326,029)
Fair value	(5,093)	7,952
Swap [Member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	207,452	87,821
Fair value (Asset)	221,637	103,620
Fair value (Liability)	(234,321)	(105,459)
Fair value	(12,684)	(1,839)
Swap [Member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		18,824
Fair value (Asset)		23,487
Fair value (Liability)		(24,650)
Fair value		(1,163)
Swap [Member] | IPCA One [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		79,937	74,171
Fair value (Asset)		94,520	80,302
Fair value (Liability)		(85,402)	(80,025)
Fair value		9,118	277
Swap [Member] | IPCA [Member] | 2028 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		91,298	84,712
Fair value (Asset)		108,777	92,333
Fair value (Liability)		(100,034)	(93,764)
Fair value		8,743	(1,431)
Swap [Member] | IPCA [Member] | 2030 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		289,179	268,317
Fair value (Asset)		350,639	296,304
Fair value (Liability)		(328,591)	(307,264)
Fair value		22,048	(10,960)
Swap [Member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		288,874	274,067
Fair value (Asset)		333,981	283,731
Fair value (Liability)		(326,029)	(300,700)
Fair value		7,952	(16,969)
Swap [Member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		87,821	172,490
Fair value (Asset)		103,620	177,699
Fair value (Liability)		(105,459)	(186,308)
Fair value		(1,839)	(8,609)
Swap [Member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		18,824	19,166
Fair value (Asset)		23,487	19,524
Fair value (Liability)		(24,650)	(21,408)
Fair value		(1,163)	(1,884)
Swap [Member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		214,822	243,786
Fair value (Asset)		266,169	291,262
Fair value (Liability)		(267,639)	(311,581)
Fair value		$ (1,470)	$ (20,319)